ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
6.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Salary and welfare payable	23,419	127,032
Refund liability (1)	11,167	54,567
Accrued expense	6,538	26,163
Other tax payable	7,111	10,700
Others	178	6,869
Payable to third-parties (2)	8,831	3,422

	57,244	228,753

(1)	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.
(2)	Payable to third-parties represents fees received from students and payable to training institutions and individual teachers under the Group’s membership-based platform service.